Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
Note 6 - Inventories

	December 31
	2021	2022
	US$ thousands

Raw materials and components	57,156	71,861
Products in process	11,186	12,417
Finished products	7,411	3,707
	75,753	87,985

In the years ended December 31, 2020, 2021 and 2022, the Company recorded inventory write-downs in the amount of US$ 1,578 thousand, US$ 5,246 thousand and US$ 3,002 thousand, respectively.